ACQUISITION (Schedule of Intangible Assets Acquired in Business Acquisition) (Details) (Repliweb [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
Sep. 19, 2011
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 3,201
Core Technology [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	2,166	[1]
Customer Relationships [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Intangible assets	$ 1,035	[2]
Amortization period	5 years

[1]	Core technology represents a combination of RepliWeb processes and trade secrets related to the design and development of its products. This proprietary know-how can be leveraged to develop new technology and improve the Company products and is amortized over 5 years using the accelerated method.
[2]	Customer relationships represent the underlying relationships and agreements with RepliWeb's installed customer base and are amortized over 5 years using the accelerated method.